Schedule III Real Estate and Accumulated Depreciation and Depletion Part I (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Encumbrances	$ 88,925
Initial Cost to Company	59,980
Cost capitalized subsequent to acquisition	180,148
Gross amount at which carried at end of period	240,128	$ 241,413	$ 243,165	$ 240,302
Accumulated Depreciation & Depletion	29,788
Aggregate cost for Federal income tax purposes	88,036
Investment Property
Encumbrances	0
Initial Cost to Company	1,417
Cost capitalized subsequent to acquisition	(192)
Gross amount at which carried at end of period	1,225
Accumulated Depreciation & Depletion	602
Mining royalty lands
Encumbrances	0
Initial Cost to Company	39,091
Cost capitalized subsequent to acquisition	16
Gross amount at which carried at end of period	39,107
Accumulated Depreciation & Depletion	8,779
Asset Management Properties
Encumbrances	0
Initial Cost to Company	915
Cost capitalized subsequent to acquisition	20,359
Gross amount at which carried at end of period	21,274
Accumulated Depreciation & Depletion	3,718
Alachua, FL
Encumbrances	0
Initial Cost to Company	1,442
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,442
Accumulated Depreciation & Depletion	170
Clayton, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	369
Accumulated Depreciation & Depletion	5
Fayette, GA
Encumbrances	0
Initial Cost to Company	685
Cost capitalized subsequent to acquisition	200
Gross amount at which carried at end of period	885
Accumulated Depreciation & Depletion	112
Lake, FL
Encumbrances	0
Initial Cost to Company	403
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	403
Accumulated Depreciation & Depletion	158
Lake, FL 2
Encumbrances	0
Initial Cost to Company	1,083
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,083
Accumulated Depreciation & Depletion	1,006
Lake Louise, FL
Encumbrances	0
Initial Cost to Company	11,039
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	11,039
Accumulated Depreciation & Depletion	0
Lee, FL
Encumbrances	0
Initial Cost to Company	4,690
Cost capitalized subsequent to acquisition	13
Gross amount at which carried at end of period	4,703
Accumulated Depreciation & Depletion	161
Monroe, GA
Encumbrances	0
Initial Cost to Company	792
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	792
Accumulated Depreciation & Depletion	298
Muscogee, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	(45)
Gross amount at which carried at end of period	324
Accumulated Depreciation & Depletion	324
Prince Wil, VA
Encumbrances	0
Initial Cost to Company	298
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	298
Accumulated Depreciation & Depletion	298
Putnam, FL
Encumbrances	0
Initial Cost to Company	15,002
Cost capitalized subsequent to acquisition	37
Gross amount at which carried at end of period	15,039
Accumulated Depreciation & Depletion	4,762
Putnam, FL 2
Encumbrances	0
Initial Cost to Company	302
Cost capitalized subsequent to acquisition	(2)
Gross amount at which carried at end of period	300
Accumulated Depreciation & Depletion	283
Spalding, GA
Encumbrances	0
Initial Cost to Company	20
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	20
Accumulated Depreciation & Depletion	0
Marion, FL
Encumbrances	0
Initial Cost to Company	1,180
Cost capitalized subsequent to acquisition	5
Gross amount at which carried at end of period	1,185
Accumulated Depreciation & Depletion	600
Duval, FL
Encumbrances	0
Initial Cost to Company	198
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	198
Accumulated Depreciation & Depletion	39
Baltimore City, MD
Encumbrances	0
Initial Cost to Company	238
Cost capitalized subsequent to acquisition	7,146
Gross amount at which carried at end of period	7,384
Accumulated Depreciation & Depletion	208
Baltimore, MD 1
Encumbrances	0
Initial Cost to Company	439
Cost capitalized subsequent to acquisition	5,134
Gross amount at which carried at end of period	5,573
Accumulated Depreciation & Depletion	3,259
Harford, MD 1
Encumbrances	0
Initial Cost to Company	40
Cost capitalized subsequent to acquisition	8,079
Gross amount at which carried at end of period	8,119
Accumulated Depreciation & Depletion	212
Carroll, MD
Encumbrances	0
Initial Cost to Company	4,720
Cost capitalized subsequent to acquisition	3,523
Gross amount at which carried at end of period	8,243
Accumulated Depreciation & Depletion	0
Baltimore City, MD 2
Encumbrances	0
Initial Cost to Company	750
Cost capitalized subsequent to acquisition	3,508
Gross amount at which carried at end of period	4,258
Accumulated Depreciation & Depletion	200
Harford, MD 2
Encumbrances	0
Initial Cost to Company	1,571
Cost capitalized subsequent to acquisition	111
Gross amount at which carried at end of period	1,682
Accumulated Depreciation & Depletion	0
Wash DC 1
Encumbrances	0
Initial Cost to Company	2,957
Cost capitalized subsequent to acquisition	5,053
Gross amount at which carried at end of period	8,010
Accumulated Depreciation & Depletion	1,912
Wash DC 2
Encumbrances	0
Initial Cost to Company	3,811
Cost capitalized subsequent to acquisition	4,669
Gross amount at which carried at end of period	8,480
Accumulated Depreciation & Depletion	470
Development Properties
Encumbrances	0
Initial Cost to Company	13,809
Cost capitalized subsequent to acquisition	16,864
Gross amount at which carried at end of period	30,673
Accumulated Depreciation & Depletion	2,582
Dock 79
Encumbrances	88,925
Initial Cost to Company	6,165
Cost capitalized subsequent to acquisition	142,909
Gross amount at which carried at end of period	149,074
Accumulated Depreciation & Depletion	$ 14,709